Interest and other income - Summary of Interest and Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest income	$ 2,313	$ 1,046	$ 511
Dividend income (from investments in equity securities)	49	216	91
Net gains/(losses) on sale and revaluation of non-current assets and businesses	257	642	5,995
Net foreign exchange (losses)/gains on financing activities	(458)	(340)	118
Other	677	(649)	341
Interest and other income, of which:	$ 2,838	$ 915	$ 7,056